Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure
Minimum Future Charter Revenues
Year ending December 31,	Amount
2019	$121,333
2020	125,783
2021	114,794
2022	103,824
2023	103,824
2024 and thereafter	654,475
Total	$1,224,033

Management Fees
Period/ Year ending December 31,	Amount
2019	$6,537
2020	6,752
Total	$13,289